BLACKROCK SERIES FUND, INC.
BlackRock Global Allocation Portfolio (the “Fund”)

SUPPLEMENT DATED DECEMBER 24, 2009
TO THE PROSPECTUS DATED MAY 1, 2009

Effective December 24, 2009, the Fund’s Prospectus is amended as set forth below.

The first sentence of the eighth paragraph of the section “Details About the Fund — Primary Investment Strategies” of the Prospectus is deleted and replaced with the following:

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

Code# 19057-GA-1209SUP